Investments - Schedule of Marketable Securities in Unrealized Loss Position (Detail) $ in Thousands	12 Months Ended
Jan. 31, 2016 USD ($)
Schedule of Available-for-sale Securities [Line Items]
Marketable securities in an unrealized loss position for less than 12 months, Fair Value	$ 794,729
Marketable securities in an unrealized loss position for less than 12 months, Unrealized Losses	(3,016)
Marketable securities in an unrealized loss position for more than 12 months, Fair Value	60,276
Marketable securities in an unrealized loss position for more than 12 months, Unrealized Losses	(589)
Marketable securities in an unrealized loss position, Fair Value	855,005
Marketable securities in an unrealized loss position, Unrealized Losses	(3,605)
Unrealized losses on fixed rate investments, upper range value	115
Corporate notes and obligations
Schedule of Available-for-sale Securities [Line Items]
Marketable securities in an unrealized loss position for less than 12 months, Fair Value	531,258
Marketable securities in an unrealized loss position for less than 12 months, Unrealized Losses	(2,472)
Marketable securities in an unrealized loss position for more than 12 months, Fair Value	48,047
Marketable securities in an unrealized loss position for more than 12 months, Unrealized Losses	(511)
Marketable securities in an unrealized loss position, Fair Value	579,305
Marketable securities in an unrealized loss position, Unrealized Losses	(2,983)
U.S. treasury securities
Schedule of Available-for-sale Securities [Line Items]
Marketable securities in an unrealized loss position for less than 12 months, Fair Value	50,434
Marketable securities in an unrealized loss position for less than 12 months, Unrealized Losses	(56)
Marketable securities in an unrealized loss position for more than 12 months, Fair Value	0
Marketable securities in an unrealized loss position for more than 12 months, Unrealized Losses	0
Marketable securities in an unrealized loss position, Fair Value	50,434
Marketable securities in an unrealized loss position, Unrealized Losses	(56)
Mortgage backed obligations
Schedule of Available-for-sale Securities [Line Items]
Marketable securities in an unrealized loss position for less than 12 months, Fair Value	61,055
Marketable securities in an unrealized loss position for less than 12 months, Unrealized Losses	(274)
Marketable securities in an unrealized loss position for more than 12 months, Fair Value	4,780
Marketable securities in an unrealized loss position for more than 12 months, Unrealized Losses	(49)
Marketable securities in an unrealized loss position, Fair Value	65,835
Marketable securities in an unrealized loss position, Unrealized Losses	(323)
Asset backed securities
Schedule of Available-for-sale Securities [Line Items]
Marketable securities in an unrealized loss position for less than 12 months, Fair Value	135,917
Marketable securities in an unrealized loss position for less than 12 months, Unrealized Losses	(199)
Marketable securities in an unrealized loss position for more than 12 months, Fair Value	5,490
Marketable securities in an unrealized loss position for more than 12 months, Unrealized Losses	(27)
Marketable securities in an unrealized loss position, Fair Value	141,407
Marketable securities in an unrealized loss position, Unrealized Losses	(226)
Municipal securities
Schedule of Available-for-sale Securities [Line Items]
Marketable securities in an unrealized loss position for less than 12 months, Fair Value	4,553
Marketable securities in an unrealized loss position for less than 12 months, Unrealized Losses	(4)
Marketable securities in an unrealized loss position for more than 12 months, Fair Value	1,959
Marketable securities in an unrealized loss position for more than 12 months, Unrealized Losses	(2)
Marketable securities in an unrealized loss position, Fair Value	6,512
Marketable securities in an unrealized loss position, Unrealized Losses	(6)
U.S. agency obligations
Schedule of Available-for-sale Securities [Line Items]
Marketable securities in an unrealized loss position for less than 12 months, Fair Value	5,989
Marketable securities in an unrealized loss position for less than 12 months, Unrealized Losses	(6)
Marketable securities in an unrealized loss position for more than 12 months, Fair Value	0
Marketable securities in an unrealized loss position for more than 12 months, Unrealized Losses	0
Marketable securities in an unrealized loss position, Fair Value	5,989
Marketable securities in an unrealized loss position, Unrealized Losses	(6)
Foreign government obligations
Schedule of Available-for-sale Securities [Line Items]
Marketable securities in an unrealized loss position for less than 12 months, Fair Value	5,523
Marketable securities in an unrealized loss position for less than 12 months, Unrealized Losses	(5)
Marketable securities in an unrealized loss position for more than 12 months, Fair Value	0
Marketable securities in an unrealized loss position for more than 12 months, Unrealized Losses	0
Marketable securities in an unrealized loss position, Fair Value	5,523
Marketable securities in an unrealized loss position, Unrealized Losses	$ (5)